Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Components of accumulated other comprehensive income (loss)
The progression of the components of accumulated other comprehensive income follows (in millions):

		Other Comprehensive Income (Loss)
	AOCI Beginning Balance	Pretax	Tax	Net of tax	AOCI Ending Balance
Year ended December 31, 2016
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period		$117	$(41)	$76
Reclassification adjustment for realized (gains) losses included in net earnings (a)		9	(3)	6
Total net unrealized gains on securities (b)	$191	126	(44)	82	$273
Net unrealized gains (losses) on cash flow hedges	1	(12)	4	(8)	(7)
Total	$192	$114	$(40)	$74	$266

Year ended December 31, 2015
Net unrealized gains (losses) on securities:
Unrealized holding losses on securities arising during the period		$(440)	$154	$(286)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		13	(5)	8
Total net unrealized gains (losses) on securities (b)	$469	(427)	149	(278)	$191
Net unrealized gains on cash flow hedges	—	1	—	1	1
Total	$469	$(426)	$149	$(277)	$192

Year ended December 31, 2014
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period		$284	$(99)	$185
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(35)	12	(23)
Total net unrealized gains on securities (b)	$307	249	(87)	162	$469
Net unrealized gains on cash flow hedges	—	—	—	—	—
Total	$307	$249	$(87)	$162	$469

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Statement of Earnings:

OCI component	Affected line in the statement of earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)
Includes net unrealized gains of $34 million at December 31, 2016 compared to net unrealized gains of $33 million and $37 million at December 31, 2015 and 2014, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.